                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-22137

Exact name of registrant as specified in charter:    Oppenheimer Master Loan
                                                     Fund, LLC

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Arthur S. Gabinet,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             09/30

Date of reporting period:                            07/01/2010-06/30/2011

Item 1. Proxy Voting Record

======================= OPPENHEIMER MASTER LOAN FUND, LLC ======================

Cinram International Income Fund

Ticker:       CRW.U          Security ID:  B137X49
Meeting Date: MAY 12, 2011   Meeting Type: Annual/Special
Record Date:  APR 11, 2011

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Henri A. Aboutboul, William J.      For       Did Not    Management
      Anderson, Andrew Brenton, Steven G.                 Vote
      Brown, James S.A. McDonald, Robert
      Normandeau and Robert Poile as Trustees
2     Approve KPMG LLP as Auditors and          For       Did Not    Management
      Authorize Board to Fix Their Remuneration           Vote
3     Amend Declaration of Trust                For       Did Not    Management
                                                          Vote

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Star Tribune Media Holdings Company

Ticker:                      Security ID:  85519Y100
Meeting Date: DEC 22, 2010   Meeting Type: Annual
Record Date:  NOV 5, 2010

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Michael J. Klingensmith    For       For        Management
1.2   Elect Director Charles R. Brown           For       For        Management
1.3   Elect Director Randy M. Lebedoff          For       For        Management

--------------------------------------------------------------------------------

Wellman Holdings, Inc.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: JUN 2, 2011    Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       Did Not    Management
                                                          Vote
2     Payment of Completion Bonuses             For       Did Not    Management
                                                          Vote

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Master Loan Fund, LLC

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 4, 2011

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact